PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		3 Months Ended
	Feb. 14, 2013	Jan. 23, 2013	Mar. 31, 2013	Mar. 31, 2012
Reconciliation of Partnership Units [Line Items]
Distributions declared (in dollars per share)		$ 0.41
Distributions paid (in dollars)	$ 20,400		$ 20,425	$ 0
Minimum quarterly distributions (in dollars per share)			$ 0.40
Minimum annual distributions (in dollars per share)			$ 1.60